Nationwide Nasdaq-100® Risk-Managed Income ETF
Schedule of Investments
May 31, 2022 (Unaudited)
Shares		Security Description		Value
		COMMON STOCKS - 105.5%
		Communication Services - 18.0%
49,053		Activision Blizzard, Inc.		$3,820,248
11,433		Alphabet, Inc. - Class A (a)		26,012,819
11,976		Alphabet, Inc. - Class C (a)		27,314,620
15,226		Baidu, Inc. - ADR (a)		2,136,969
10,874		Charter Communications, Inc. - Class A (a)		5,512,357
284,782		Comcast Corporation - Class A		12,610,147
17,754		Electronic Arts, Inc.		2,461,592
17,965		Match Group, Inc. (a)		1,415,283
131,203		Meta Platforms, Inc. - Class A (a)		25,406,149
13,217		NetEase, Inc. - ADR		1,370,999
27,959		Netflix, Inc. (a)		5,520,225
248,547		Sirius XM Holdings, Inc.		1,590,701
78,626		T-Mobile US, Inc. (a)		10,480,060
				125,652,169
		Consumer Discretionary - 16.2%
23,439		Airbnb, Inc. - Class A (a)		2,833,072
19,319		Amazon.com, Inc. (a)		46,446,546
2,579		Booking Holdings, Inc. (a)		5,786,140
14,208		Dollar Tree, Inc. (a)		2,277,969
36,999		eBay, Inc.		1,800,741
37,639		JD.com, Inc. - ADR		2,112,301
104,048		Lucid Group, Inc. (a)		2,099,689
7,827		Lululemon Athletica, Inc. (a)		2,290,885
20,594		Marriott International, Inc. - Class A		3,533,519
3,179		MercadoLibre, Inc. (a)		2,498,312
4,266		O’Reilly Automotive, Inc. (a)		2,718,167
27,854		Pinduoduo, Inc. - ADR (a)		1,402,449
22,243		Ross Stores, Inc.		1,891,100
72,439		Starbucks Corporation		5,686,462
39,216		Tesla, Inc. (a)		29,735,924
				113,113,276
		Consumer Staples - 6.4%
27,925		Costco Wholesale Corporation		13,019,194
89,279		Keurig Dr Pepper, Inc.		3,101,552
77,043		Kraft Heinz Company		2,914,537
87,399		Mondelez International, Inc. - Class A		5,555,080
33,380		Monster Beverage Corporation (a)		2,974,826
87,094		PepsiCo, Inc.		14,610,019
54,356		Walgreens Boots Alliance, Inc.		2,382,423
				44,557,631
		Health Care - 6.5%
4,977		Align Technology, Inc. (a)		1,381,814
35,063		Amgen, Inc.		9,002,074
35,920		AstraZeneca plc - ADR		2,387,962
9,273		Biogen, Inc. (a)		1,854,600
6,105		DexCom, Inc. (a)		1,818,924
78,945		Gilead Sciences, Inc.		5,119,583
5,316		IDEXX Laboratories, Inc. (a)		2,081,852
9,954		Illumina, Inc. (a)		2,383,784
22,517		Intuitive Surgical, Inc. (a)		5,125,770
25,366		Moderna, Inc. (a)		3,686,441
6,709		Regeneron Pharmaceuticals, Inc. (a)		4,459,741
11,562		Seagen, Inc. (a)		1,568,732
16,036		Vertex Pharmaceuticals, Inc. (a)		4,308,071
				45,179,348
		Industrials - 3.5%
6,544		Cintas Corporation		2,606,672
14,942		Copart, Inc. (a)		1,711,307
138,090		CSX Corporation		4,389,881
36,252		Fastenal Company		1,941,657
43,163		Honeywell International, Inc.		8,357,220
7,247		Old Dominion Freight Line, Inc.		1,871,465
21,875		PACCAR, Inc.		1,899,625
10,151		Verisk Analytics, Inc.		1,775,613
				24,553,440
		Information Technology - 53.5% (b)
29,726		Adobe, Inc. (a)		12,380,284
106,691		Advanced Micro Devices, Inc. (a)		10,867,545
32,945		Analog Devices, Inc.		5,547,938
5,484		ANSYS, Inc. (a)		1,427,814
619,232		Apple, Inc.		92,166,491
55,630		Applied Materials, Inc.		6,524,843
5,231		ASML Holding NV - NY		3,014,573
8,881		Atlassian Corporation plc - Class A (a)		1,574,779
13,851		Autodesk, Inc. (a)		2,877,545
26,448		Automatic Data Processing, Inc.		5,896,318
25,789		Broadcom, Inc.		14,960,973
17,449		Cadence Design Systems, Inc. (a)		2,682,435
261,533		Cisco Systems, Inc.		11,782,062
33,019		Cognizant Technology Solutions Corporation - Class A		2,466,519
13,108		Crowdstrike Holdings, Inc. - Class A (a)		2,097,149
16,645		Datadog, Inc. - Class A (a)		1,587,767
12,463		DocuSign, Inc. (a)		1,045,770
41,047		Fiserv, Inc. (a)		4,112,088
10,121		Fortinet, Inc. (a)		2,976,991
256,347		Intel Corporation		11,386,934
17,839		Intuit, Inc.		7,393,552
9,484		KLA Corporation		3,460,237
8,776		Lam Research Corporation		4,563,783
53,096		Marvell Technology, Inc.		3,140,628
34,993		Microchip Technology, Inc.		2,542,241
70,481		Micron Technology, Inc.		5,204,317
284,461		Microsoft Corporation		77,336,411
133,514		NVIDIA Corporation		24,929,735
16,537		NXP Semiconductors NV		3,138,061
9,366		Okta, Inc. (a)		777,846
6,195		Palo Alto Networks, Inc. (a)		3,114,722
22,730		Paychex, Inc.		2,814,656
73,344		PayPal Holdings, Inc. (a)		6,249,643
71,010		QUALCOMM, Inc.		10,170,052
10,324		Skyworks Solutions, Inc.		1,123,974
10,017		Splunk, Inc. (a)		1,027,344
9,636		Synopsys, Inc. (a)		3,075,811
58,132		Texas Instruments, Inc.		10,275,412
6,926		VeriSign, Inc. (a)		1,208,933
12,343		Workday, Inc. - Class A (a)		1,929,211
15,257		Zoom Video Communications, Inc. - Class A (a)		1,639,365
8,809		Zscaler, Inc. (a)		1,348,570
				373,841,322
		Utilities - 1.4%
31,737		American Electric Power Company, Inc.		3,238,127
20,603		Constellation Energy Corporation		1,279,034
61,776		Exelon Corporation		3,036,290
34,256		Xcel Energy, Inc.		2,580,847
				10,134,298
		TOTAL COMMON STOCKS (Cost $828,070,866)		737,031,484

Contracts			Notional Amount
		PURCHASED OPTIONS (c) - 0.4%
582		Nasdaq 100 Index Put, Expiration: 06/17/2022, Exercise Price: $11,325.00	$735,770,220	2,659,740
		TOTAL PURCHASED OPTIONS (Cost $14,842,298)		2,659,740
Shares
		SHORT-TERM INVESTMENTS - 0.5%
3,641,293		Invesco Government & Agency Portfolio - Institutional Class, 0.67% (d)		3,641,293
		TOTAL SHORT-TERM INVESTMENTS (Cost $3,641,293)		3,641,293

		Total Investments (Cost $846,554,457) - 106.4%		743,332,517
		Liabilities in Excess of Other Assets - (6.4)%		(44,452,308)
		TOTAL NET ASSETS - 100.0%		$698,880,209

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	NY	New York Registry Shares.
	(a)	Non-income producing security.
	(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	Exchange traded.
	(d)	Rate shown is the annualized seven-day yield as of May 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Nationwide Nasdaq-100® Risk-Managed Income ETF
Schedule of Written Options
May 31, 2022 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		WRITTEN OPTIONS (a) - (6.4)%
(582)		Nasdaq 100 Index Call, Expiration: 06/17/2022, Exercise Price: $12,025.00	$(735,770,220)	$(44,636,490)
		TOTAL WRITTEN OPTIONS (Premiums Received $21,186,682)		$(44,636,490)

	(a)	Exchange traded.

Summary of Fair Value Disclosure at May 31, 2022 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022:

Nationwide Nasdaq-100® Risk-Managed Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$737,031,484	$-	$-	$737,031,484
Purchased Options	-	2,659,740	-	2,659,740
Short-Term Investments	3,641,293	-	-	3,641,293
Total Investments in Securities	$740,672,777	$2,659,740	$-	$743,332,517

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$44,636,490	$-	$44,636,490
Total Written Options	$-	$44,636,490	$-	$44,636,490

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended May 31, 2022, the Fund did not recognize any transfers to or from Level 3.